Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about provisions and non-current liabilities [abstract]
Disclosure of other provisions [text block]
(USD millions)	2023	2022

Accrued liability for employee benefits:
Defined benefit pension plans [1]	1 815	1 723

Other long-term employee benefits and deferred compensation	546	554

Other post-employment benefits [1]	369	362

Environmental remediation provisions	518	535

Provisions for product liabilities, governmental investigations and other legal matters	82	154

Contingent consideration [2]	389	704

Other non-current liabilities	804	874

Total provisions and other non-current liabilities	4 523	4 906

[1] Note 26 provides additional disclosures related to post-employment benefits.
[2] Note 30 provides additional disclosures related to contingent consideration.

Accrual for environmental loss contingencies [table text block]
(USD millions)	2023	2022	2021

January 1	588	616	809

Provisions related to discontinued operations [1]	-53

Cash payments [2]	-4	-6	-169

Releases of provisions [3]	-54	- 18	-105

Additions to provisions [4]	14	6	105

Currency translation effects	47	-10	-24

December 31	538	588	616

Less current provision	-20	-53	-49

Non-current environmental remediation provisions at December 31	518	535	567

[1] Represents the environmental remediation provision at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 31 provide disclosures related to discontinued operations.

[2] Cash payments from continuing operations were USD 5 million in 2022, and USD 169 million in 2021.
[3] Releases of provisions credited to the consolidated income statement from continuing operations were USD 18 million in 2022, and USD 105 million in 2021.
[4] Additions to provisions charged to the consolidated income statement from continuing operations were USD 6 million in 2022, and USD 105 million in 2021.

Accrual for environmental loss contingencies, fiscal year maturity [table text block]
(USD millions)	Expected cash outflows

Due within two years	82

Due later than two years, but within five years	158

Due later than five years, but within 10 years	217

Due after 10 years	81

Total environmental remediation provisions	538

Accrual for product liabilities government investigations other legal matters loss contingencies [table text block]
(USD millions)	2023	2022	2021

January 1	702	397	487

Provisions related to discontinued operations [1]	-97

Impact of acquisitions of businesses		4

Cash payments [2]	-448	-105	-292

Releases of provisions [3]	-219	-52	-44

Additions to provisions [4]	170	466	251

Currency translation effects	16	-8	-5

December 31	124	702	397

Less current portion	-42	-548	-56

Non-current product liabilities, governmental investigations and other legal matters provisions at December 31	82	154	341

[1] Represents the provisions for product liability, governmental investigations and other legal matters at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 31 provide disclosures related to discontinued operations.

[2] Cash payments from continuing operations were USD 67 million in 2022, and USD 64 million in 2021.
[3] Releases of provisions credited to the consolidated income statement from continuing operations were USD 38 million in 2022, and USD 18 million in 2021.
[4] Additions to provisions charged to the consolidated income statement from continuing operations were USD 435 million in 2022, and USD 190 million in 2021.